Equity - Warrant reserve (Details) € / shares in Units, € in Millions	1 Months Ended	6 Months Ended
	Apr. 30, 2026 EUR (€)	Jun. 30, 2026 EUR (€) € / shares
Disclosure of reserves within equity [line items]
Proceeds from issuing shares | €	€ 37.0	€ 37.0
ABSA
Disclosure of reserves within equity [line items]
Equity issuance, subscription price per share (per euro per share)		€ 2.33
Par value per share (in euro per share)		0.15
Share premium per share (in euro per share)		2.18
Warrants
Disclosure of reserves within equity [line items]
Theoretical fair value per share (in euro per share)		€ 0.30
Warrant exercise ratio		1
Weighted average share price (in euro per share)		€ 2.37
Expected volatility		37.50%
Ordinary shares
Disclosure of reserves within equity [line items]
Exercise price per share (per euro per share)		€ 2.96
Exercise price premium, percentage		25.00%